Capital Structure, Financial Risk and Related Items - Marketable securities portfolio (Details) - DKK (kr) kr in Millions	Dec. 31, 2024	Dec. 31, 2023
Marketable Securities
Market value	kr 11,243	kr 13,268
Percentage of marketable securities	100.00%	100.00%
USD portfolio
Marketable Securities
Market value	kr 8,622	kr 10,740
Percentage of marketable securities	76.00%	81.00%
Corporate bonds
Marketable Securities
Market value	kr 5,082	kr 6,039
Percentage of marketable securities	45.00%	46.00%
US government bonds and treasury bills
Marketable Securities
Market value	kr 2,533	kr 3,247
Percentage of marketable securities	22.00%	24.00%
Commercial paper
Marketable Securities
Market value	kr 191	kr 451
Percentage of marketable securities	2.00%	3.00%
Other marketable securities [Member]
Marketable Securities
Market value	kr 816	kr 1,003
Percentage of marketable securities	7.00%	8.00%
DKK portfolio
Marketable Securities
Market value	kr 1,646	kr 1,589
Percentage of marketable securities	15.00%	12.00%
Kingdom of Denmark bonds and treasury bills
Marketable Securities
Market value	kr 429	kr 419
Percentage of marketable securities	4.00%	3.00%
Danish mortgage-backed securities
Marketable Securities
Market value	kr 1,217	kr 1,170
Percentage of marketable securities	11.00%	9.00%
European government bonds and treasury bills
Marketable Securities
Market value	kr 886	kr 858
Percentage of marketable securities	8.00%	6.00%
UK government bonds and treasury bills
Marketable Securities
Market value	kr 89	kr 81
Percentage of marketable securities	1.00%	1.00%